Compass 2 and Compass 3 Variable Accounts:

                          Total Return Variable Account

                      Supplement to the Current Prospectus:


Effective November 28, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Variable Accounts" is hereby restated as follows, with respect to the Total Return Variable Account only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each Variable Account is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of Variable Account shares and possible conflicts of interest, is available in the Variable Accounts' SAI. Each portfolio manager is primarily responsible for the day-to-day management of the Variable Account unless otherwise specified.

Portfolio Manager                Primary Role                     Since        Title and Five Year History

Nevin P. Chitkara                Large-Cap Value Equities                      Investment officer of MFS; employed in the investment
                                 Portfolio Manager                2006         management area of MFS since 1997.

William P. Douglas               Mortgage Backed Debt             2004         Investment officer of MFS; employed in the investment
                                 Securities Portfolio Manager                  management area of MFS since 2004. Vice President and
                                                                               Senior Mortgage Analyst at Wellington Management Co.
                                                                               LLP from 1994 to 2004.

Steven R. Gorham                 Large-Cap Value Equities         2002         Investment officer of MFS; employed in the investment
                                 Portfolio Manager                             management area of MFS since 1992.

Richard O. Hawkins               Debt Securities Portfolio        2005         Investment officer of MFS; employed in the investment
                                 Manager                                       management area of MFS since 1988.

Gregory W. Locraft, Jr.          Multi-Cap Equities Portfolio     November     Investment officer of MFS; employed in the investment
                                 Manager                          2007         management area of MFS since 1998.

Michael W. Roberge               Debt Securities Portfolio        2002         Investment officer of MFS; employed in the investment
                                 Manager                                       management area of MFS since 1996.

Brooks A. Taylor                 Lead/Large-Cap Value Equities                 Investment officer of MFS; employed in the investment
                                 Portfolio Manager                2004         management area of MFS since 1996.

              The date of this Supplement is November 30, 2007.